UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 0.8%
Media
Grupo Televisa SA (ADR)	292,100	6,510,909
Financials 0.5%
Real Estate Investment Trust
DuPont Fabros Technology, Inc. (REIT) (a)	252,000	4,341,960
Health Care 0.0%
Life Sciences Tools & Services
Illumina, Inc.*	2,527	160,970

Industrials 1.7%
Commercial Services & Supplies 0.8%
Manpower, Inc.	122,400	6,886,224
Electrical Equipment 0.9%
First Solar, Inc.*	18,800	3,417,276
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	176,600	3,590,278

		7,007,554
Information Technology 94.4%
Communications Equipment 21.5%
Ciena Corp.*	400,700	10,870,991
Cisco Systems, Inc.*	1,907,089	46,723,680
Foundry Networks, Inc.*	1,059,900	14,626,620
Juniper Networks, Inc.*	1,141,000	30,978,150
NICE Systems Ltd. (ADR)*	219,200	6,709,712
Nokia Oyj (ADR)	319,900	11,820,305
Polycom, Inc.*	814,600	20,568,650
QUALCOMM, Inc.	622,654	26,412,983
Research In Motion Ltd.*	59,900	5,623,412
Sonus Networks, Inc.* (a)	1,060,800	4,338,672

		178,673,175
Computers & Peripherals 15.6%
Apple, Inc.*	191,000	25,853,760
Asustek Computer, Inc.	1,716,496	4,438,346
Brocade Communications Systems, Inc.*	521,277	3,591,599
Dell, Inc.*	427,000	8,557,080
Electronics for Imaging, Inc.*	189,800	2,801,448
EMC Corp.*	504,900	8,012,763
Hewlett-Packard Co.	850,300	37,200,625
International Business Machines Corp.	225,100	24,162,234
Seagate Technology	290,300	5,884,381
Sun Microsystems, Inc.*	521,925	9,133,687

		129,635,923
Electronic Equipment & Instruments 1.5%
Brightpoint, Inc.* (a)	343,400	4,368,048
Hon Hai Precision Industry Co., Ltd.	1,547,360	8,370,593

		12,738,641
Internet Software & Services 11.0%
Akamai Technologies, Inc.* (a)	562,700	16,993,540
DealerTrack Holdings, Inc.* (a)	182,900	4,930,984
Google, Inc. "A"*	89,300	50,391,990
SINA Corp.*	103,300	4,101,010
Yahoo!, Inc.*	767,700	14,724,486

		91,142,010
IT Services 4.4%
Cognizant Technology Solutions Corp. "A"*	354,200	9,882,180
Fiserv, Inc.*	193,900	9,960,643
Global Payments, Inc.	447,500	16,736,500

		36,579,323
Semiconductors & Semiconductor Equipment 19.9%
Advanced Semiconductor Engineering, Inc.	6,885,297	6,158,300
Applied Materials, Inc.	602,500	10,796,800
ASML Holding NV (NY Registered Shares)* (a)	118,300	3,145,597
Broadcom Corp. "A"*	250,500	5,531,040

FormFactor, Inc.*	75,900	1,838,298
Intel Corp.	2,251,200	47,725,440
KLA-Tencor Corp. (a)	99,100	4,140,398
MEMC Electronic Materials, Inc.*	60,200	4,301,892
Microchip Technology, Inc. (a)	558,300	17,815,353
Microsemi Corp.* (a)	197,300	4,482,656
MKS Instruments, Inc.*	418,800	7,789,680
National Semiconductor Corp. (a)	448,700	8,269,541
Novellus Systems, Inc.*	265,700	6,313,032
NVIDIA Corp.*	404,785	9,953,663
PMC-Sierra, Inc.* (a)	683,774	3,206,900
Powerchip Semiconductor Corp.	9,214,000	3,798,520
SiRF Technology Holdings, Inc.* (a)	186,500	2,855,315
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	858,368	7,965,655
Texas Instruments, Inc.	207,200	6,408,696
Varian Semiconductor Equipment Associates, Inc.*	67,900	2,187,059

		164,683,835
Software 20.5%
Activision, Inc.*	322,200	8,335,314
Adobe Systems, Inc.*	247,215	8,635,220
BMC Software, Inc.*	419,000	13,424,760
Citrix Systems, Inc.*	970,800	33,609,096
Electronic Arts, Inc.*	293,600	13,907,832
McAfee, Inc.*	263,700	8,876,142
Nintendo Co., Ltd.	8,600	4,299,148
Microsoft Corp.	1,066,556	34,769,726
Nuance Communications, Inc.*	255,100	4,053,539
Oracle Corp.*	857,900	17,629,845
Salesforce.com, Inc.* (a)	138,100	7,219,868
Symantec Corp.*	515,400	9,241,122
VanceInfo Technologies Inc. (ADR)* (a)	342,600	1,850,040
VMware, Inc. "A"* (a)	77,000	4,362,050

		170,213,702

Total Common Stocks (Cost $722,395,373)		808,574,226
Warrants 0.0%
Axsun, Expiration Date 9/30/2011* (Cost $0)	425,937	0
Preferred Stocks 0.1%
Information Technology
Electronic Equipment & Instruments
Axsun "C"* (b)	642,674	433,876
Axsun "D"* (b)	130,698	71,613

Total Preferred Stocks (Cost $7,571,620)		505,489
Other Investments 1.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	3,683,724
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	315,600
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,704,500
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	394,000
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	582,900
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	63,200
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	27,000
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	472,500

Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	32,787
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	268,871
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	160,800

Total Other Investments (Cost $22,232,527)		8,705,882
Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $67,022,879)	67,022,879	67,022,879
Cash Equivalents 2.5%
Cash Management QP Trust, 4.52% (c) (Cost $21,321,966)	21,321,966	21,321,966
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $840,544,365)	109.1	906,130,442
Other Assets and Liabilities, Net	(9.1)	(75,777,682)

Net Assets	100.0	830,352,760

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $65,753,555 which is 7.9% of net assets.

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date		Value ($)	Value as
		Acquisition		% of Net
		Cost ($)		Assets
Adams Capital Management III LP**	October 1997 to	4,331,717	3,683,724	0.44
	November 2007
Adams Capital Management LP**	August 2000 to	1,863,749	315,600	0.04
	November 2000
Alloy Ventures 2000 LP**	April 2000 to	4,869,304	2,704,500	0.33
	August 2007
Asset Management Association 1996 LP**	June 1996 to	1,321,056	394,000	0.05
	July 2000
Asset Management Association 1998 LP**	December 1998 to	2,816,280	582,900	0.07
	November 2001
Axsun "C"	December 2000	7,500,006	433,876	0.05
Axsun "D"	October 2006	71,614	71,613	0.01
Crosspoint Venture Partners 1993 LP**	April 1993 to
	November 1998	132,184	63,200	0.01
GeoCapital III LP**	December 1993 to
	December 1996	733,063	27,000	-
GeoCapital IV LP**	April 1996 to
	March 2000	1,660,603	472,500	0.06
Med Venture Associates II LP**	May 1996 to
	January 2002	987,127	32,787	-
Med Venture Associates III LP**	September 1998 to
	May 2006	1,253,228	268,871	0.03
Sevin Rosen Fund V**	April 1996 to
	June 2001	2,264,215	160,800	0.02
Total Restricted Securities			9,211,371	1.11

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008